Goodwill and Intangible Assets (Gross Carrying Amount and Accumulated Amortization) (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Jul. 31, 2012	Jul. 31, 2011
Finite-Lived Intangible Assets [Line Items]
Gross value	15,564	15,564
Accumulated amortization	(7,747)	(4,885)
Net carrying value	7,817	10,679
Developed Technology [Member]
Finite-Lived Intangible Assets [Line Items]
Gross value	6,290	6,290
Accumulated amortization	(3,127)	(1,992)
Net carrying value	3,163	4,298
Developed Technology [Member] | Weighted Average [Member]
Finite-Lived Intangible Assets [Line Items]
Amortization period	3 years 8 months 23 days	4 years 5 months 23 days
Developed Technology [Member] | Minimum [Member]
Finite-Lived Intangible Assets [Line Items]
Amortization period	5 years	5 years
Developed Technology [Member] | Maximum [Member]
Finite-Lived Intangible Assets [Line Items]
Amortization period	6 years	6 years
Customer Relationships [Member]
Finite-Lived Intangible Assets [Line Items]
Gross value	6,574	6,574
Accumulated amortization	(2,795)	(1,518)
Net carrying value	3,779	5,056
Customer Relationships [Member] | Weighted Average [Member]
Finite-Lived Intangible Assets [Line Items]
Amortization period	3 years 1 month 27 days	4 years 1 month 9 days
Customer Relationships [Member] | Minimum [Member]
Finite-Lived Intangible Assets [Line Items]
Amortization period	2 years	2 years
Customer Relationships [Member] | Maximum [Member]
Finite-Lived Intangible Assets [Line Items]
Amortization period	7 years	7 years
Trademarks [Member]
Finite-Lived Intangible Assets [Line Items]
Amortization period	6 years	6 years
Gross value	200	200
Accumulated amortization	(75)	(42)
Net carrying value	125	158
Trademarks [Member] | Weighted Average [Member]
Finite-Lived Intangible Assets [Line Items]
Amortization period	3 years 9 months	4 years 9 months
Noncompete Agreements [Member]
Finite-Lived Intangible Assets [Line Items]
Amortization period	1 year 6 months	1 year 6 months
Gross value	1,500	1,500
Accumulated amortization	(1,500)	(1,250)
Net carrying value	0	250
Noncompete Agreements [Member] | Weighted Average [Member]
Finite-Lived Intangible Assets [Line Items]
Amortization period	0 years	3 months
Patents [Member]
Finite-Lived Intangible Assets [Line Items]
Amortization period	6 years	6 years
Gross value	1,000	1,000
Accumulated amortization	(250)	(83)
Net carrying value	750	917
Patents [Member] | Weighted Average [Member]
Finite-Lived Intangible Assets [Line Items]
Amortization period	4 years 6 months	5 years 6 months